Supplemental Equity and Comprehensive Income Information - Stock Narrative (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Equity and Comprehensive Income Information
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued (in shares)	944,033,056	944,033,056	944,033,056
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000